Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity

NOTE 9—SHAREHOLDERS’ EQUITY:

a.	Outstanding shares; trading market

At December 31, 2012, a total of 43,403,894 Ordinary Shares were outstanding. This does not include a total of 2,229,595 Ordinary Shares held at that date as treasury shares, virtually all of which were repurchased by the Company, of which: (a) 1,993,293 were owned by Orbotech Ltd. as dormant shares under Israeli law and, for so long as they are owned by Orbotech Ltd., confer no rights and, accordingly, are neither eligible to participate in or receive any future dividends which may be paid to shareholders of the Company nor entitled to participate in, be voted at or be counted as part of the quorum for, any meetings of shareholders of the Company; and (b) 236,302 were owned by a subsidiary of Orbotech Ltd. and, for so long as they are owned by a subsidiary of Orbotech Ltd., confer no voting rights and, accordingly, are not entitled to participate in, be voted at or be counted as part of the quorum for, any meetings of shareholders of the Company.

On May 31, 2011, the Company completed a public offering of 7,705,000 Ordinary Shares (the “Offering”) at a public offering price of $12.50 per Ordinary Share. The gross proceeds from the Offering before the underwriting discount and other Offering expenses were approximately $96.3 million.

On November 5, 2012, the Board of Directors approved, and the Company publicly announced, the allocation of $30 million for the repurchase of Ordinary Shares. As of December 31, 2012, the Company had repurchased 236,302 Ordinary Shares under this plan for a total consideration of approximately $2.0 million.

The Ordinary Shares are traded in the United States on the Nasdaq Global Select Market under the symbol ORBK.

b.	Equity remuneration plans:

(i)	Description of plans

The Company, through its board of directors (the “Board”) and, subject to Israeli company law, the remuneration committee of the Board (the “Remuneration Committee”), currently administers the Equity Remuneration Plan for Key Employees of Orbotech Ltd. and its Affiliates and Subsidiaries (as Amended and Restated, 2005) (the “2000 Plan”) and the 2010 Equity-Based Incentive Plan (the “2010 Plan”), both of which were adopted with Orbotech shareholder approval; as well as a number of equity remuneration plans which were adopted or assumed by PDI prior to the PDI Closing Date and assumed by the Company on the PDI Closing Date in connection with the PDI Acquisition. These plans are discussed in further detail below.

(A)	The 2000 Plan

The 2000 Plan is intended to provide incentives to employees, officers, directors and/or consultants of the Company, other companies, partnerships or entities in Israel in which the Company holds, directly or indirectly, at least a 50% equity interest and/or the Company’s subsidiary entities and their respective subsidiary entities outside Israel, by providing them with the opportunity to purchase or receive shares of the Company.

Equity awards under the 2000 Plan are issuable in the form of restricted shares (which are Ordinary Shares awarded subject to certain transfer restrictions, forfeiture conditions and/or other terms and conditions) or as options to purchase Ordinary Shares, either within or outside the context of Section 102 of the Israeli Income Tax Ordinance (New Version), 1961 (the “Tax Ordinance”), in the form of incentive stock options that qualify for favorable tax treatment under United States tax law or ‘nonqualified’ stock options, or otherwise. The 2000 Plan will expire on June 4, 2015, except as to equity awards outstanding on that date.

At December 31, 2012, under the 2000 Plan, options to purchase a total of 3,689,693 Ordinary Shares (of which 2,560,028 had vested) remained outstanding, a total of 301,376 restricted shares that had been granted (of which 291,295 had vested) remained beneficially held by the grantees, and 336,420 Ordinary Shares remained available for future equity awards.

(B)	The 2010 Plan

On July 15, 2010, the Board adopted, and the Company’s shareholders subsequently approved, the 2010 Plan. The 2010 Plan is intended to assist the Company in attracting, retaining, motivating and rewarding employees, officers, directors and/or consultants of the Company and/or companies, partnerships or other entities and their respective subsidiary companies, partnerships or entities inside or outside of Israel in which the Company holds, directly or indirectly, at least a 50% equity interest, by providing them with equity-based incentives.

1,000,000 Ordinary Shares were reserved for issuance pursuant to awards granted under the 2010 Plan. The 2010 Plan: (i) provides only for the awarding of restricted shares and restricted share units (“RSU”s) (which are awards representing an unfunded and unsecured promise to deliver Ordinary Shares, cash, other securities or other property in accordance with certain terms and conditions), either within or outside the context of Section 102 of the Tax Ordinance, and does not provide for the awarding of options to purchase Ordinary Shares; (ii) introduces performance-based equity awards to the Company’s equity program and provides that an aggregate of 250,000 or more of the Ordinary Shares subject to awards made under the 2010 Plan are to be subject to performance-based criteria to be established by the Board (but which shall be linked to the Company’s profitability); (iii) provides that if any award granted under the 2010 Plan expires, terminates or is forfeited or cancelled, settled in cash, or otherwise terminates for any reason without a delivery to the participant of the full number of Ordinary Shares to which the award related, the Ordinary Shares under such award which were not so delivered shall again be available for the purposes of the 2010 Plan; but that Ordinary Shares not delivered pursuant to performance-based restricted shares or RSUs which expire, terminate or are forfeited or lapse solely because the performance goals with respect thereto were not attained will not again be available for purposes of the 2010 Plan; and (iv) provides that if the employment or services of a grantee of restricted shares or RSUs with or to the Company is or are terminated prior to the full vesting of, and lapsing of forfeiture provisions on, such award for any reason, the restricted shares or RSUs held by such participant that have not theretofore vested and on which the forfeiture provisions have not theretofore lapsed shall immediately be forfeited upon the earlier of such termination or notice of termination irrespective of the effective date of such termination (unless the applicable agreement provides otherwise). The Company’s general policy is to settle RSUs granted under the 2010 Plan through the issuance of Ordinary Shares rather than in cash, other securities, other awards under the 2010 Plan or other property. The 2010 Plan will terminate on July 14, 2020 (except as to awards outstanding on that date).

At December 31, 2012, under the 2010 Plan: (i) 321,372 non-performance-based RSUs and 202,844 performance-based RSUs were outstanding; (ii) no Restricted Shares had been awarded; and (iii) 405,134 Ordinary Shares remained available for future equity awards.

(C)	PDI equity remuneration plans

On the PDI Closing Date, the Company assumed all of the equity remuneration plans which had previously been adopted or assumed by PDI and under which equity awards were outstanding immediately prior to the PDI Closing Date (collectively, the “PDI Equity Remuneration Plans”).

At December 31, 2012, under the PDI Equity Remuneration Plans collectively, options to purchase a total of 174,835 Ordinary Shares (all of which had vested) remained outstanding.

(ii)	General

The exercise price of options awarded under the 2000 Plan may not be less than 100% of the fair market value of the Ordinary Shares on the date of grant.

Generally, awards under the Company’s equity remuneration plans (other than: (i) awards to directors; and (ii) awards under the PDI Equity Remuneration Plans) vest or are settled as to 50% after two years from the effective date of grant, 75% after three years and 100% after four years. Options generally expire seven years from the date of grant. Upon resignation by a grantee, options to the extent unexercised, and restricted share awards to the extent that the applicable restrictions have not lapsed and unvested RSUs, held by the grantee generally expire or are forfeited on the earlier of the date of notice of resignation and the date of termination of employment or services.

In any other case in which a grantee ceases to be an employee of, or consultant to, the Company (e.g., dismissal or departure by mutual agreement): (i) the vesting of all such equity awards ceases immediately upon notice; and (ii) unless the notice provides, or the Company and grantee agree, otherwise, the grantee may exercise awards, to the extent vested at the time of notice, until the termination of his or her employment or services. Ordinary Shares subject to equity awards granted under the 2000 Plan become available for future equity awards under the 2000 Plan upon the expiration, termination, forfeiture or cancellation of such equity awards. Ordinary Shares subject to equity awards granted under the 2010 Plan become available for purposes of future equity awards under the 2010 Plan upon the expiration, termination, forfeiture or lapse of such equity awards unless such expiration, termination, forfeiture or lapse occurred solely because the performance goals with respect thereto were not attained, in which case the Ordinary Shares subject to such equity awards do not again become available for purposes of the 2010 Plan. Ordinary Shares issued upon the exercise of options or in settlement of RSUs, and restricted shares (other than certain limitations on their transferability), have the same rights as other Ordinary Shares, immediately upon allotment.

Stock options under the PDI Equity Remuneration Plans generally vested over a 48-60 month period, in monthly installments after an initial ‘cliff’ vesting event six months from the grant date and expire either seven or ten years from the grant date. RSUs under the PDI Equity Remuneration Plans generally vested in equal annual installments over two, three or four year periods from the grant date. Equity awards (including both options and RSUs) under the PDI Equity Remuneration Plans usually expire upon termination of the grantee’s continuous service; however, in most cases optionees will, for a period of three months from the date of termination of continuous service, be entitled to exercise options to the extent that they had vested on the date of termination of continuous service.

Certain equity awards held by certain officers of the Company are subject to immediate vesting in the event of death or a change in control of the Company.

(iii)	Taxation

As a result of an election made by the Company under Section 102 of the Tax Ordinance, the Company will not, in the case of equity awards made on or after January 1, 2003, be allowed to claim as an expense for tax purposes in Israel the amounts credited to the employee as capital gains to the grantees, although it will generally be entitled to do so in respect of the salary income component (if any) of such awards when the related tax is paid by the employee.

(iv)	Equity awards data:

(A)	Overview

At December 31, 2012, under all of the Company’s equity remuneration plans (including the PDI Equity Remuneration Plans), equity awards (comprised of stock options, restricted shares and RSUs) with respect to a total of 4,690,120 Ordinary Shares were outstanding (of which 3,026,158 had vested) and 741,554 Ordinary Shares remained available for future equity awards.

The compensation cost charged against income for the Company’s equity remuneration plans during 2012, 2011 and 2010 was $2.9 million, $3.6 million and $4.7 million respectively, without any reduction in income taxes.

(B)	Valuation assumptions

The fair value of each option granted is estimated using the Black-Scholes option-pricing model. Expected volatilities are based on historical volatility of the Company’s shares. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding based on historical behavior of grantees. The risk-free rate for periods within the contractual life of the option is based on the United States Treasury yield curve in effect at the time of grant. Dividend yield has been assumed to be zero.

The fair value of each restricted share or RSU awarded is determined based on the market price of the Ordinary Shares on the date of grant.

(C)	Employee equity awards:

1.	Options

	Year ended December 31, 2012
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	3,913,259	11.43
Changes during year:
Granted (1)	441,238	8.58
Exercised	(141,167)	4.58
Forfeited or expired	(423,900)	16.97

Outstanding at end of year	3,789,430	10.73	3.53	3,297

Exercisable at end of year	2,687,140	11.23	2.71	2,996

(1)	Including options to purchase a total of 40,088 Ordinary Shares awarded to directors of the Company, at an exercise price of $9.40 per share.

The aggregate intrinsic value represents the total pretax capital gain that would have been received by the holders of all ‘in-the-money’ options had they exercised all such options and sold the underlying shares at the closing price of the Ordinary Shares on December 31, 2012 (which was $8.47).

The weighted average grant date fair value of employee options granted during the years ended December 31, 2012, 2011 and 2010 was $3.15, $3.83 and $3.83, respectively. The total intrinsic value of employee options exercised during the years ended December 31, 2012, 2011 and 2010 was $0.8 million, $2.5 million and $1.0 million, respectively.

2.	Restricted shares

	Year ended December 31, 2012
	Number	Weighted average grant date fair value ($)
Non-vested at beginning of year	56,131	11.59
Changes during year:
Awarded (*)	1,956	9.40
Vested	(48,006)	11.77
Forfeited	0	N/A

Non-vested at end of year	10,081	10.29

(*) To	one director of the Company.

The weighted average grant date fair value of employee restricted shares awarded during the years ended December 31, 2011 and 2010 was $ 12.48 and $10.28, respectively.

The total fair value of employee restricted shares vested during the years ended December 31, 2012, 2011 and 2010 was $0.6 million, $0.9 million and $1.0 million, respectively.

3.	RSUs

	Year ended December 31, 2012
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	463,666	9.80
Changes during year:
Awarded	249,826	8.61
Settled	(179,899)	8.82
Forfeited	(16,877)	9.05

Outstanding at end of year	516,716	9.57

The weighted average grant date fair value of employee RSUs awarded during the years ended December 31, 2011 and 2010 was $10.43 and $10.75, respectively.

The total intrinsic value of employee RSUs settled during the year ended December 31, 2012, 2011 and 2010 was $1.5 million, $1.9 million and $1.5 million, respectively.

4.	Black-Scholes data

In calculating the fair value of options granted to employees under share-based remuneration arrangements during 2012, 2011 and 2010, the Company used the following assumptions: dividend yield of 0% and expected life of 4.5 years in each year; expected volatility of: 2012—42.6%, 2011—43.2% and 2010—41% ; and risk-free interest rate of: 2012—1.5%, 2011—1.5%, 2010—1.5% .

5.	Unrecognized compensation expense

At December 31, 2012, there was $2.1 million of total unrecognized compensation cost related to non-vested employee options, $3.0 million of total unrecognized compensation cost related to non-vested employee RSUs and $0.1 million unrecognized compensation cost related to non-vested employee restricted shares, granted under the Company’s equity remuneration plans. That cost is generally expected to be recognized over a period of four years.

(D)	Non-employee equity awards:

1.	Options

	Year ended December 31, 2012
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	89,773	14.63
Changes during year:
Granted	8,700	8.49
Exercised	(4,125)	3.98
Forfeited or expired	(19,250)	24.27

Outstanding at end of year	75,098	12.03	3.71	38

Exercisable at end of year	47,723	13.09	2.63	38

The weighted average grant date fair value of non-employee options granted during the years ended December 31, 2012, 2011 and 2010 was $3.54, $4.06 and $5.13, respectively. The total intrinsic value of non-employee options exercised during the years ended December 31, 2012, 2011 and 2010 was $27,300, zero and $6,400, respectively.

2.	Restricted shares

	Year ended December 31, 2012
	Number	Weighted average grant date fair value ($)
Non-vested at beginning of year	500	11.84
Changes during year:
Awarded	0	N/A
Vested	(500)	11.84

Non-vested at end of year	—

No restricted shares were awarded to non-employees during the years ended December 31, 2011 and 2010.

The total fair value of non-employee restricted shares vested during the years ended December 31, 2012, 2011 and 2010 was $4,000, $9,000 and $17,000, respectively.

3.	RSUs

	Year ended December 31, 2012
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	5,000	10.43
Changes during year:
Awarded	3,500	8.49
Settled	(1,000)	10.75
Forfeited	—	N/A

Outstanding at end of year	7,500	9.48

The weighted average grant date fair value of non-employee RSUs awarded during the year ended December 31, 2012 and 2010 was $10.21 and $10.75, respectively.

No non-employee RSUs were settled during the years ended December 31, 2011 and 2010.

4.	Black-Scholes data

In calculating the fair value of options granted to non -employees under share-based remuneration arrangements during 2012, 2011 and 2010, the Company used the following assumptions: dividend yield of 0% and expected life of 7 years in each year; expected volatility of: 2012—38.1%, 2011—37.6 % and 2010—41%; and risk-free interest rate of: 2012—1.5%, 2011—1.5 % and 2010—1.5%.

5.	Unrecognized compensation expense

At December 31, 2012, there was $0.1 million of total unrecognized compensation cost related to non-vested non-employee options and non-employee restricted shares.

c.	Dividends

The distribution of cash dividends out of all the retained earnings of the Company (approximately $229 million as of December 31, 2012) would subject the Company to a 15%-25% tax on the amount distributed, thereby effectively reducing the dividend distribution by the amount of the tax.

In the event that cash dividends are declared by the Company, such dividends could be declared and paid in Israeli currency.